INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	21.00%
Valuation allowance		$ 929,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 10,300,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 10,500,000
[custom:DeferredTaxAssetsTaxCreditCarryforwardsTaxableIncome-0]	80.00%
Minimum tax		15.00%
Excise tax		1.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance	$ 2,497,000